UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22483

Copeland Trust
(Exact name of registrant as specified in charter)

Eight Tower Bridge, 161 Washington St., Suite #1325 Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC, 80 Arkay Drive Suite 10, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(631) 470-2600

Date of fiscal year end:	11/30

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)

Copeland International Small Cap Fund

Class A (CISAX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$64	1.23%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund delivered a return of 10.18%, trailing the 14.99% gain of the MSCI World ex USA Small Cap Net Index and the 12.66% return of the MSCI World ex USA Index. The period was marked by a preference for higher‑momentum, lower‑profitability stocks, which created a headwind for the Fund’s quality‑ and dividend‑growth‑oriented approach. Stock selection in the Industrials and Consumer Discretionary sectors contributed positively to performance, while selections in Technology and Materials detracted from performance.

Within Industrials, TFI International (TFI‑CA, 1.7% of holdings at period end) was a top contributor, delivering a 78% total return. TFI is a diversified trucking‑services provider operating across North America through less‑than‑truckload (LTL), truckload, and logistics segments. Shares re‑rated off cyclical trough levels as freight‑market data stabilized and investors began to price in a tighter supply/demand environment, supported by progress in turning around the U.S. LTL business and accretion from a recent acquisition. Despite earnings per share declining in 2025, the company raised its quarterly dividend, underscoring its focus on shareholder returns.

In Consumer Discretionary, Asics Corporation (7936‑JP, 1.7% of holdings at period end) delivered a 27% return. The Japanese athletic‑footwear company gained market share and secured a leading position in the U.S. running‑specialty channel, while growth in its Onitsuka Tiger brand supported earnings and dividend growth.

In Technology, Rakus Co., Ltd. (3923‑JP, 0.8% of holdings at period end), a Japan‑based SaaS provider of expense‑management and e‑invoicing software to small and medium‑sized enterprises, was a detractor with a −19% return. The company grew, with sales and profitability improving as it monetized prior marketing investments and enhanced cost controls, but sentiment toward SaaS companies weakened amid concerns about AI‑driven competition and the stock de‑rated. We are monitoring Rakus for evidence that it can sustain margin and revenue growth.

Within Materials, Westgold Resources Ltd. (WGX‑ASX, 1.3% of holdings at period end) generated a −10% return. The Australian gold miner is correlated with gold prices, which retreated as higher interest rates and a stronger U.S. dollar weighed on the metal and reduced investor appetite, leading to a larger decline in gold‑mining equities. We believe the company retains an earnings‑ and dividend‑growth outlook supported by rising production.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland International Small Cap Fund - Class A
MSCI WORLD ex USA Index
MSCI WORLD ex USA SMALL CAP Net Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Dec-2021
May-2022
May-2023
May-2024
May-2025
May-2026
$15,301
$13,961
$9,805

Table Summary
	Copeland International Small Cap Fund - Class A	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net Index
Dec-2021	$9,425	$10,000	$10,000
May-2022	$7,983	$8,990	$8,653
May-2023	$7,619	$9,128	$8,206
May-2024	$7,882	$10,815	$9,384
May-2025	$8,646	$12,335	$10,715
May-2026	$9,805	$15,301	$13,961

Average Annual* Total Returns

Table Summary
	6 months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	10.18%	13.40%	0.90%
With Load	3.81%	6.90%	-0.44%
MSCI WORLD ex USA Index	12.66%	24.04%	10.10%
MSCI WORLD ex USA SMALL CAP Net Index	14.99%	30.29%	7.84%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
29.2%
Financials
11.7%
Technology
10.3%
Consumer Discretionary
10.1%
Materials
9.5%
Real Estate
8.2%
Health Care
6.7%
Consumer Staples
4.2%
Energy
3.2%
Communications
2.7%
Utilities
2.2%
Money Market Funds
0.9%
Other Assets in Excess of Liabilities
1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.9%
Utilities	2.2%
Communications	2.7%
Energy	3.2%
Consumer Staples	4.2%
Health Care	6.7%
Real Estate	8.2%
Materials	9.5%
Consumer Discretionary	10.1%
Technology	10.3%
Financials	11.7%
Industrials	29.2%

Fund Statistics

  Net Assets$811,089
  Number of Portfolio Holdings77
  Advisory Fee (net of waivers)$0
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Country Weighting (% of net assets)

Japan
34.5%
Canada
14.8%
United Kingdom
10.0%
Italy
6.6%
Australia
6.4%
Sweden
5.0%
Germany
4.4%
Netherlands
3.2%
France
2.4%
Denmark
2.2%
Other Countries
9.2%
Other Assets in Excess of Liabilities
1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	9.2%
Denmark	2.2%
France	2.4%
Netherlands	3.2%
Germany	4.4%
Sweden	5.0%
Australia	6.4%
Italy	6.6%
United Kingdom	10.0%
Canada	14.8%
Japan	34.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Maruwa Company Ltd.	2.2%
Halma PLC	2.1%
Hill & Smith Holdings plc	2.1%
Chiba Bank Ltd. (The)	1.8%
Micronics Japan Company Ltd.	1.8%
Ventia Services Group Pty Ltd.	1.8%
TFI International, Inc.	1.8%
Asics Corporation	1.8%
Asahi Intecc Company Ltd.	1.7%
Recordati Industria Chimica e Farmaceutica SpA	1.6%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland International Small Cap Fund - Class A (CISAX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CISAX

Copeland International Small Cap Fund

Class I (CSIIX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$51	0.98%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund delivered a return of 10.24%, trailing the 14.99% gain of the MSCI World ex USA Small Cap Net Index and the 12.66% return of the MSCI World ex USA Index. The period was marked by a preference for higher‑momentum, lower‑profitability stocks, which created a headwind for the Fund’s quality‑ and dividend‑growth‑oriented approach. Stock selection in the Industrials and Consumer Discretionary sectors contributed positively to performance, while selections in Technology and Materials detracted from performance.

Within Industrials, TFI International (TFI‑CA, 1.7% of holdings at period end) was a top contributor, delivering a 78% total return. TFI is a diversified trucking‑services provider operating across North America through less‑than‑truckload (LTL), truckload, and logistics segments. Shares re‑rated off cyclical trough levels as freight‑market data stabilized and investors began to price in a tighter supply/demand environment, supported by progress in turning around the U.S. LTL business and accretion from a recent acquisition. Despite earnings per share declining in 2025, the company raised its quarterly dividend, underscoring its focus on shareholder returns.

In Consumer Discretionary, Asics Corporation (7936‑JP, 1.7% of holdings at period end) delivered a 27% return. The Japanese athletic‑footwear company gained market share and secured a leading position in the U.S. running‑specialty channel, while growth in its Onitsuka Tiger brand supported earnings and dividend growth.

In Technology, Rakus Co., Ltd. (3923‑JP, 0.8% of holdings at period end), a Japan‑based SaaS provider of expense‑management and e‑invoicing software to small and medium‑sized enterprises, was a detractor with a −19% return. The company grew, with sales and profitability improving as it monetized prior marketing investments and enhanced cost controls, but sentiment toward SaaS companies weakened amid concerns about AI‑driven competition and the stock de‑rated. We are monitoring Rakus for evidence that it can sustain margin and revenue growth.

Within Materials, Westgold Resources Ltd. (WGX‑ASX, 1.3% of holdings at period end) generated a −10% return. The Australian gold miner is correlated with gold prices, which retreated as higher interest rates and a stronger U.S. dollar weighed on the metal and reduced investor appetite, leading to a larger decline in gold‑mining equities. We believe the company retains an earnings‑ and dividend‑growth outlook supported by rising production.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland International Small Cap Fund - Class I
MSCI WORLD ex USA Index
MSCI WORLD ex USA SMALL CAP Net Index
$16,000
$14,000
$12,000
$10,000
$8,000
$15,301
$13,961
$10,467
Dec-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Copeland International Small Cap Fund - Class I	MSCI WORLD ex USA Index	MSCI WORLD ex USA SMALL CAP Net Index
Dec-2021	$10,000	$10,000	$10,000
May-2022	$8,470	$8,990	$8,653
May-2023	$8,084	$9,128	$8,206
May-2024	$8,363	$10,815	$9,384
May-2025	$9,205	$12,335	$10,715
May-2026	$10,467	$15,301	$13,961

Average Annual* Total Returns

Table Summary
	6 Months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	10.24%	13.71%	1.04%
MSCI WORLD ex USA Index	12.66%	24.04%	10.10%
MSCI WORLD ex USA SMALL CAP Net Index	14.99%	30.29%	7.84%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Money Market Funds	0.9%
Utilities	2.2%
Communications	2.7%
Energy	3.2%
Consumer Staples	4.2%
Health Care	6.7%
Real Estate	8.2%
Materials	9.5%
Consumer Discretionary	10.1%
Technology	10.3%
Financials	11.7%
Industrials	29.2%

Fund Statistics

  Net Assets$811,089
  Number of Portfolio Holdings77
  Advisory Fee (net of waivers)$0
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.1%
Money Market Funds	0.9%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Other Countries	9.2%
Denmark	2.2%
France	2.4%
Netherlands	3.2%
Germany	4.4%
Sweden	5.0%
Australia	6.4%
Italy	6.6%
United Kingdom	10.0%
Canada	14.8%
Japan	34.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Maruwa Company Ltd.	2.2%
Halma PLC	2.1%
Hill & Smith Holdings plc	2.1%
Chiba Bank Ltd. (The)	1.8%
Micronics Japan Company Ltd.	1.8%
Ventia Services Group Pty Ltd.	1.8%
TFI International, Inc.	1.8%
Asics Corporation	1.8%
Asahi Intecc Company Ltd.	1.7%
Recordati Industria Chimica e Farmaceutica SpA	1.6%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland International Small Cap Fund - Class I (CSIIX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CSIIX

Copeland Dividend Growth Fund

Class A (CDGRX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$61	1.20%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund rose 3.98% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class A
Russell 3000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026
$42,788
$40,876
$21,383

Table Summary
	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
May-2016	$9,425	$10,000	$10,000
May-2017	$10,537	$11,769	$11,747
May-2018	$12,043	$13,542	$13,436
May-2019	$12,048	$13,880	$13,945
May-2020	$11,456	$15,471	$15,735
May-2021	$15,075	$22,264	$22,079
May-2022	$14,914	$21,444	$22,013
May-2023	$14,940	$21,880	$22,656
May-2024	$17,882	$27,916	$29,042
May-2025	$18,949	$31,578	$32,969
May-2026	$21,383	$40,876	$42,788

Average Annual* Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	3.98%	12.85%	7.24%	8.54%
With Load	-2.04%	6.37%	5.98%	7.90%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,777,257
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.4%
Industrials
15.9%
Financials
12.2%
Health Care
10.6%
Consumer Discretionary
9.5%
Communications
5.4%
Materials
3.8%
Consumer Staples
3.5%
Utilities
2.8%
Real Estate
2.8%
Energy
2.8%
Money Market Funds
0.1%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland Dividend Growth Fund - Class A (CDGRX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CDGRX

Copeland Dividend Growth Fund

Class C (CDCRX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference**	$99	1.95%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class C shares of the Fund rose 3.59% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class C
Russell 3000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,788
$40,876
$21,028
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,093	$11,769	$11,747
May-2018	$12,581	$13,542	$13,436
May-2019	$12,500	$13,880	$13,945
May-2020	$11,800	$15,471	$15,735
May-2021	$15,398	$22,264	$22,079
May-2022	$15,129	$21,444	$22,013
May-2023	$15,035	$21,880	$22,656
May-2024	$17,857	$27,916	$29,042
May-2025	$18,782	$31,578	$32,969
May-2026	$21,028	$40,876	$42,788

Average Annual* Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	3.59%	11.96%	6.43%	7.72%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,777,257
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland Dividend Growth Fund - Class C (CDCRX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CDCRX

Copeland Dividend Growth Fund

Class I (CDIVX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$53	1.05%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund rose 4.05% versus the 11.18% gain registered by the Russell 3000 Index and the 11.34% advance posted by the S&P 500 Index. Our performance shortfall relative to the benchmark was primarily attributable to an underweight position in the Technology sector versus the over 30% weight in the Russell 3000 Index to such sector. Exacerbating the situation was market exuberance around the more volatile equities within the technology sector. To wit, over fifty technology stocks rose in excess of 100% during the period, providing a challenging backdrop for the more staid dividend growth equities held in the Fund.

Our stock selection in the Consumer Staples sector bolstered Fund returns. At the individual stock level, wafer fabrication equipment supplier to the semiconductor industry, Lam Research (LRCX, 2.6% of holdings at period end), soared 104% during the period. AI-driven demand fueled revenue and earnings growth of 26% and 47%, respectively, over the past year. Industrials sector constituent Vertiv (VRT, 2.1% of holdings at period end), leapt 79% during the period. The preeminent manufacturer of power management, thermal management, and IT systems for the burgeoning data center industry, continues to post growth.

Our stock selection in the Technology sector was a drag on Fund returns. Reflecting our relative underperformance, Fund holding Intuit (INTU, 1.1% of holdings at period end), was the worst performer in the Fund, falling 47% during the period. The provider of small business and tax preparation software has been punished by fears that artificial intelligence (AI) may erode the company’s pricing power and relevance. A recent deceleration in its revenue growth to 11%, from the traditional 15 to 20%, has only served to exacerbate concerns.

Consumer Discretionary sector constituent Wingstop (WING, 0.7% of holdings at period end) dipped 38% during the period. The chicken wings-focused restaurant chain registered a decline in same-store sales of over 8% during the first quarter of 2026. While the company expects future results to improve, it still forecasted a modest contraction in the full-year comparison. Ultimately, an elevated forward earnings multiple of over fifty times left the restaurant franchise vulnerable to the multiple contraction witnessed during the period.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Copeland Dividend Growth Fund - Class I
Russell 3000® Index
S&P 500® Index
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$42,788
$40,876
$23,021
May-2016
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
May-2016	$10,000	$10,000	$10,000
May-2017	$11,192	$11,769	$11,747
May-2018	$12,812	$13,542	$13,436
May-2019	$12,846	$13,880	$13,945
May-2020	$12,236	$15,471	$15,735
May-2021	$16,110	$22,264	$22,079
May-2022	$15,969	$21,444	$22,013
May-2023	$16,012	$21,880	$22,656
May-2024	$19,207	$27,916	$29,042
May-2025	$20,372	$31,578	$32,969
May-2026	$23,021	$40,876	$42,788

Average Annual* Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	4.05%	13.00%	7.40%	8.70%
Russell 3000® Index	11.18%	29.45%	12.92%	15.12%
S&P 500® Index	11.34%	29.78%	14.15%	15.65%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$25,777,257
  Number of Portfolio Holdings65
  Advisory Fee (net of waivers)$0
  Portfolio Turnover38%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.1%
Energy	2.8%
Real Estate	2.8%
Utilities	2.8%
Consumer Staples	3.5%
Materials	3.8%
Communications	5.4%
Consumer Discretionary	9.5%
Health Care	10.6%
Financials	12.2%
Industrials	15.9%
Technology	30.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Lam Research Corporation	2.6%
Broadcom, Inc.	2.6%
Apple, Inc.	2.6%
Morgan Stanley	2.4%
WESCO International, Inc.	2.4%
Taiwan Semiconductor Manufacturing Company Ltd.	2.3%
JB Hunt Transport Services, Inc.	2.3%
Alphabet, Inc., Class A	2.3%
Microsoft Corporation	2.2%
Amphenol Corporation, Class A	2.2%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland Dividend Growth Fund - Class I (CDIVX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CDIVX

Copeland SMID Cap Dividend Growth Fund

Class A (CSDGX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference**	$63	1.20%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class A shares of the Fund rose 9.76% versus the 18.46% gain registered by the Russell 2500 Index and the 11.18% advance posted by the Russell 3000 Index. Our performance shortfall relative to the Russell 2500 Index (commonly referred to as "SMID cap") benchmark was primarily attributable to the outperformance of lower quality, lower profitability and higher volatility stocks during a period of market exuberance in the technology sector, particularly for stocks with exposure to the artificial intelligence (AI) theme. During the period, dozens of technology stocks rose in excess of 100%, providing a challenging backdrop for the steady dividend growth equities held in the Fund.

Our significant exposure to the Technology sector contributed most significantly to returns, with the Fund’s average stock in the sector rising 53%. Kulicke & Soffa Industries (KLIC, 2.4% of holdings at period end) led semiconductor holdings higher as sales and earnings inflected upward when customers ordered advanced packaging tools, and investor interest increased as the company launched new tools to support high-growth memory and AI-related companies.

Stock selection was most favorable in the Staples sector, led by a strong rise in the shares of PriceSmart, Inc. (PSMT, 2.1% of holdings at period end), a warehouse club operator in the Caribbean and Central America. Investors bid up the shares as earnings growth accelerated from mid-single-digit to double-digit rates, supported by improved execution and consistent same-store sales growth near 8% over the past year.

Meanwhile, despite strong absolute returns in the Technology sector, stock selection was a headwind to performance. Universal Display Corporation (OLED, 1.2% of holdings at period end) declined as the maker of light emitting diode technologies faced a weak consumer electronics environment. Sales of cell phones by major customers that utilize OLED screens were curtailed as rising memory chip prices pushed up device costs.

Stock selection was also a headwind in the Consumer Discretionary sector as higher oil prices and interest rates slowed sales for restaurants, consumer goods and housing-related businesses. Same-store sales at chicken wings-focused restaurant Wingstop (WING, 1.0% of holdings at period end) slowed materially even as new units were opened at a high-teens rate, though we believe sales to stabilize and recover as energy prices normalize and consumer health improves.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class A
Russell 2500® Index
Russell 3000® Index
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$29,930
$22,768
$16,850
Feb-2019
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
May-2019	$9,796	$9,841	$10,163
May-2020	$9,802	$9,762	$11,328
May-2021	$13,471	$15,663	$16,302
May-2022	$13,021	$13,843	$15,702
May-2023	$12,843	$13,104	$16,021
May-2024	$14,761	$15,948	$20,440
May-2025	$14,414	$16,504	$23,122
May-2026	$16,850	$22,768	$29,930

Average Annual* Total Returns

Table Summary
	6 months	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	9.76%	16.90%	4.58%	8.29%
With Load	3.46%	10.20%	3.35%	7.41%
Russell 3000® Index	11.18%	29.45%	12.92%	16.21%
Russell 2500® Index	18.46%	37.96%	7.77%	11.93%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,858,768
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$193,545
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
26.8%
Technology
17.5%
Consumer Discretionary
10.2%
Health Care
10.0%
Financials
8.7%
Materials
6.6%
Real Estate
6.0%
Energy
4.6%
Consumer Staples
4.5%
Utilities
2.6%
Communications
1.7%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.5%
Communications	1.7%
Utilities	2.6%
Consumer Staples	4.5%
Energy	4.6%
Real Estate	6.0%
Materials	6.6%
Financials	8.7%
Health Care	10.0%
Consumer Discretionary	10.2%
Technology	17.5%
Industrials	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AAON, Inc.	2.6%
Littelfuse, Inc.	2.5%
nVent Electric PLC	2.4%
Kulicke & Soffa Industries, Inc.	2.4%
WESCO International, Inc.	2.4%
Valmont Industries, Inc.	2.3%
PriceSmart, Inc.	2.2%
Power Integrations, Inc.	2.1%
Cognex Corporation	2.0%
Reliance, Inc.	1.9%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland SMID Cap Dividend Growth Fund - Class A (CSDGX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CSDGX

Copeland SMID Cap Dividend Growth Fund

Class I (CSMDX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference**	$50	0.95%Footnote Reference*
Footnote	Description
Footnote**	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2026, Class I shares of the Fund rose 9.86% versus the 18.46% gain registered by the Russell 2500 Index and the 11.18% advance posted by the Russell 3000 Index. Our performance shortfall relative to the Russell 2500 Index (commonly referred to as "SMID cap") benchmark was primarily attributable to the outperformance of lower quality, lower profitability and higher volatility stocks during a period of market exuberance in the technology sector, particularly for stocks with exposure to the artificial intelligence (AI) theme. During the period, dozens of technology stocks rose in excess of 100%, providing a challenging backdrop for the steady dividend growth equities held in the Fund.

Our significant exposure to the Technology sector contributed most significantly to returns, with the Fund’s average stock in the sector rising 53%. Kulicke & Soffa Industries (KLIC, 2.4% of holdings at period end) led semiconductor holdings higher as sales and earnings inflected upward when customers ordered advanced packaging tools, and investor interest increased as the company launched new tools to support high-growth memory and AI-related companies.

Stock selection was most favorable in the Staples sector, led by a strong rise in the shares of PriceSmart, Inc. (PSMT, 2.1% of holdings at period end), a warehouse club operator in the Caribbean and Central America. Investors bid up the shares as earnings growth accelerated from mid-single-digit to double-digit rates, supported by improved execution and consistent same-store sales growth near 8% over the past year.

Meanwhile, despite strong absolute returns in the Technology sector, stock selection was a headwind to performance. Universal Display Corporation (OLED, 1.2% of holdings at period end) declined as the maker of light emitting diode technologies faced a weak consumer electronics environment. Sales of cell phones by major customers that utilize OLED screens were curtailed as rising memory chip prices pushed up device costs.

Stock selection was also a headwind in the Consumer Discretionary sector as higher oil prices and interest rates slowed sales for restaurants, consumer goods and housing-related businesses. Same-store sales at chicken wings-focused restaurant Wingstop (WING, 1.0% of holdings at period end) slowed materially even as new units were opened at a high-teens rate, though we believe sales to stabilize and recover as energy prices normalize and consumer health improves.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Copeland SMID Cap Dividend Growth Fund - Class I
Russell 2500® Index
Russell 3000® Index
$45,000
$35,000
$25,000
$15,000
$5,000
$35,339
$25,797
$21,194
Feb-2017
May-2017
May-2018
May-2019
May-2020
May-2021
May-2022
May-2023
May-2024
May-2025
May-2026

Table Summary
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$9,940	$9,848	$10,175
May-2018	$11,397	$11,649	$11,708
May-2019	$12,107	$11,149	$12,000
May-2020	$12,156	$11,060	$13,375
May-2021	$16,739	$17,746	$19,249
May-2022	$16,222	$15,684	$18,540
May-2023	$16,038	$14,847	$18,917
May-2024	$18,488	$18,069	$24,135
May-2025	$18,099	$18,699	$27,301
May-2026	$21,194	$25,797	$35,339

Average Annual* Total Returns

Table Summary
	6 Months	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	9.86%	17.10%	4.83%	8.45%
Russell 2500® Index	18.46%	37.96%	7.77%	10.78%
Russell 3000® Index	11.18%	29.45%	12.92%	14.61%

* Total returns for periods less than 1 year are not annualized.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$138,858,768
  Number of Portfolio Holdings71
  Advisory Fee (net of waivers)$193,545
  Portfolio Turnover28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.5%
Communications	1.7%
Utilities	2.6%
Consumer Staples	4.5%
Energy	4.6%
Real Estate	6.0%
Materials	6.6%
Financials	8.7%
Health Care	10.0%
Consumer Discretionary	10.2%
Technology	17.5%
Industrials	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
AAON, Inc.	2.6%
Littelfuse, Inc.	2.5%
nVent Electric PLC	2.4%
Kulicke & Soffa Industries, Inc.	2.4%
WESCO International, Inc.	2.4%
Valmont Industries, Inc.	2.3%
PriceSmart, Inc.	2.2%
Power Integrations, Inc.	2.1%
Cognex Corporation	2.0%
Reliance, Inc.	1.9%

Material Fund Changes

No material changes occurred during the six months ended May 31, 2026.

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.

  Prospectus

  Financial information - Annual & Semi-Annual

  Holdings

  Proxy voting information

  Updated performance information

Copeland SMID Cap Dividend Growth Fund - Class I (CSMDX)

Semi-Annual Shareholder Report - May 31, 2026

TSR-SAR 053126-CSMDX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Copeland
Dividend Growth Fund
Class A Shares: CDGRX
Class C Shares: CDCRX
Class I Shares: CDIVX

Copeland
SMID Cap Dividend Growth Fund
Class A Shares: CSDGX
Class I Shares: CSMDX

Copeland
International Small Cap Fund
Class A Shares: CISAX
Class I Shares: CSIIX

Semi-Annual Financial Statements and Additional Information
May 31, 2026

Investor Information: 1-888-9-COPELAND

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ASSET MANAGEMENT - 2.1%
5,422	Brookfield Asset Management Ltd.	$263,509
3,224	Hamilton Lane, Inc., Class A	280,907
		544,416
	BANKING - 3.3%
1,666	JPMorgan Chase & Company	498,650
2,311	Popular, Inc.	343,253
		841,903
	BIOTECH & PHARMA - 2.9%
410	Eli Lilly & Company	453,050
477	Regeneron Pharmaceuticals, Inc.	293,250
		746,300
	CHEMICALS - 2.6%
4,111	Corteva, Inc.	321,809
3,989	Solstice Advanced Materials, Inc.	335,993
		657,802
	COMMERCIAL SUPPORT SERVICES - 2.3%
1,731	Cintas Corporation	296,451
1,985	Waste Connections, Inc.	295,805
		592,256
	CONSTRUCTION MATERIALS - 1.2%
1,106	Vulcan Materials Company	312,910

	CONSUMER SERVICES - 1.3%
10,466	Perdoceo Education Corporation	338,889

	DATA CENTER REIT - 1.5%
368	Equinix, Inc.	393,039

	E-COMMERCE DISCRETIONARY - 1.6%
3,659	eBay, Inc.	399,819

	ELECTRIC UTILITIES - 2.8%
4,044	NextEra Energy, Inc.	351,868

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 2.8% (Continued)
2,836	NRG Energy, Inc.	$380,251
		732,119
	ELECTRICAL EQUIPMENT - 5.6%
3,801	Amphenol Corporation, Class A	565,438
9,110	Napco Security Technologies, Inc.	341,898
1,733	Vertiv Holdings Company, Class A	547,125
		1,454,461
	HEALTH CARE FACILITIES & SERVICES - 3.9%
1,121	Cencora, Inc.	301,953
3,600	Encompass Health Corporation	381,060
1,926	Ensign Group, Inc. (The)	322,894
		1,005,907
	HEALTH CARE REIT - 1.3%
8,171	CareTrust REIT, Inc.	333,540

	INDUSTRIAL INTERMEDIATE PROD - 1.6%
804	Valmont Industries, Inc.	417,927

	INDUSTRIAL SUPPORT SERVICES - 2.4%
1,683	WESCO International, Inc.	607,849

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
3,039	Morgan Stanley	632,112
4,125	Nasdaq, Inc.	381,645
		1,013,757
	INSURANCE - 2.9%
1,733	Allstate Corporation (The)	357,154
1,482	Primerica, Inc.	400,096
		757,250
	INTERNET MEDIA & SERVICES - 3.6%
1,541	Alphabet, Inc., Class A	586,104
2,018	Booking Holdings, Inc.	337,874
		923,978

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2%
936	Marriott International Inc, Class A	$351,561
1,306	Wingstop, Inc.	204,990
		556,551
	MEDICAL EQUIPMENT & DEVICES - 3.8%
3,552	LeMaitre Vascular, Inc.	336,197
1,515	ResMed, Inc.	288,714
1,641	STERIS plc	349,089
		974,000
	OIL & GAS PRODUCERS - 2.8%
1,373	Cheniere Energy, Inc.	308,733
2,144	Diamondback Energy, Inc.	410,533
		719,266
	PUBLISHING & BROADCASTING - 1.8%
6,295	New York Times Company (The), Class A	473,447

	RETAIL - CONSUMER STAPLES - 2.0%
3,006	PriceSmart, Inc.	510,990

	RETAIL - DISCRETIONARY - 4.4%
2,143	Patrick Industries, Inc.	193,984
2,403	Ross Stores, Inc.	556,848
1,982	Williams-Sonoma, Inc.	403,476
		1,154,308
	SEMICONDUCTORS - 12.4%
1,524	Broadcom, Inc.	680,877
2,161	Lam Research Corporation	687,586
343	Monolithic Power Systems, Inc.	537,210
2,411	NVIDIA Corporation	509,059
1,440	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	602,568
1,917	Universal Display Corporation	176,594
		3,193,894
	SOFTWARE - 4.6%
904	Intuit, Inc.	299,703
1,289	Microsoft Corporation	580,359

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 4.6% (Continued)
1,557	Salesforce, Inc.	$297,543
		1,177,605
	TECHNOLOGY HARDWARE - 6.9%
2,169	Apple, Inc.	676,858
996	Motorola Solutions, Inc.	401,667
1,361	TD SYNNEX Corporation	355,602
632	Western Digital Corporation	335,725
		1,769,852
	TECHNOLOGY SERVICES - 6.5%
1,951	Broadridge Financial Solutions, Inc.	299,908
2,068	Jack Henry & Associates, Inc.	281,910
603	MSCI, Inc.	380,722
4,293	TransUnion	307,207
1,273	Visa, Inc., Class A	415,456
		1,685,203
	TOBACCO & CANNABIS - 1.5%
2,202	Philip Morris International, Inc.	390,591

	TRANSPORTATION & LOGISTICS - 2.3%
2,177	JB Hunt Transport Services, Inc.	601,788

	TRANSPORTATION EQUIPMENT - 1.7%
1,633	Westinghouse Air Brake Technologies Corporation	426,474

	TOTAL COMMON STOCKS (Cost $18,900,535)	25,708,091

The accompanying notes are an integral part of these financial statements.

COPELAND DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
19,017	Northern Institutional Treasury Portfolio, 3.47% (Cost $19,017)(a)	$19,017

	TOTAL INVESTMENTS - 99.8% (Cost $18,919,552)	$25,727,108
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	50,149
	NET ASSETS - 100.0%	$25,777,257

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 1.7%
26,634	Hexcel Corporation	$2,391,467

	ASSET MANAGEMENT - 2.2%
23,569	Cohen & Steers, Inc.	1,645,117
16,034	Hamilton Lane, Inc., Class A	1,397,042
		3,042,159
	BANKING - 3.5%
73,546	Home BancShares, Inc.	1,968,091
6,842	Popular, Inc.	1,016,242
25,076	ServisFirst Bancshares, Inc.	1,955,677
		4,940,010
	CHEMICALS - 0.5%
8,277	Solstice Advanced Materials, Inc.	697,172

	COMMERCIAL SUPPORT SERVICES - 1.0%
42,496	GFL Environmental, Inc.	1,425,316

	CONSTRUCTION MATERIALS - 1.3%
5,365	Carlisle Companies, Inc.	1,849,906

	CONSUMER SERVICES - 1.3%
55,275	Perdoceo Education Corporation	1,789,805

	CONTAINERS & PACKAGING - 0.9%
10,308	AptarGroup, Inc.	1,194,182

	ELECTRICAL EQUIPMENT - 12.3%
25,678	AAON, Inc.	3,600,055
4,883	Acuity, Inc.	1,489,852
3,556	BWX Technologies, Inc.	696,549
42,978	Cognex Corporation	2,830,101
7,354	Littelfuse, Inc.	3,433,362
44,606	Napco Security Technologies, Inc.	1,674,063

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRICAL EQUIPMENT - 12.3% (Continued)
20,314	nVent Electric PLC	$3,392,235
		17,116,217
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
13,743	UFP Industries, Inc.	1,113,183

	GAS & WATER UTILITIES - 2.6%
40,205	Brookfield Infrastructure Corporation, Class A	1,669,714
15,311	Chesapeake Utilities Corporation	1,888,152
		3,557,866
	HEALTH CARE FACILITIES & SERVICES - 7.1%
4,039	Chemed Corporation	1,722,270
21,640	Encompass Health Corporation	2,290,594
14,105	Ensign Group, Inc. (The)	2,364,704
10,790	Quest Diagnostics, Inc.	2,102,971
22,001	U.S. Physical Therapy, Inc.	1,413,784
		9,894,323
	HEALTH CARE REIT - 1.7%
57,687	CareTrust REIT, Inc.	2,354,784

	HOTEL REIT - 1.7%
20,073	Ryman Hospitality Properties, Inc.	2,311,004

	INDUSTRIAL INTERMEDIATE PROD - 4.9%
15,311	AZZ, Inc.	2,074,794
5,294	Standex International Corporation	1,466,491
6,209	Valmont Industries, Inc.	3,227,500
		6,768,785
	INDUSTRIAL REIT - 1.5%
31,947	Terreno Realty Corporation	2,098,598

	INDUSTRIAL SUPPORT SERVICES - 2.4%
9,162	WESCO International, Inc.	3,309,040

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 2.5%
5,371	Kinsale Capital Group, Inc.	$1,636,920
6,570	Primerica, Inc.	1,773,703
		3,410,623
	LEISURE FACILITIES & SERVICES - 4.8%
21,218	Churchill Downs, Inc.	1,850,422
4,275	Domino’s Pizza, Inc.	1,327,730
31,675	Travel + Leisure Company	2,153,899
8,499	Wingstop, Inc.	1,334,003
		6,666,054
	LEISURE PRODUCTS - 1.6%
26,341	Brunswick Corporation	2,206,322

	MACHINERY - 2.8%
8,198	Nordson Corporation	2,355,531
18,144	Veralto Corporation	1,491,981
		3,847,512
	MEDICAL EQUIPMENT & DEVICES - 2.9%
22,363	LeMaitre Vascular, Inc.	2,116,657
8,861	STERIS plc	1,885,001
		4,001,658
	METALS & MINING - 1.3%
7,957	Royal Gold, Inc.	1,786,187

	OIL & GAS PRODUCERS - 4.6%
17,601	DT Midstream, Inc.	2,463,788
53,768	Excelerate Energy, Inc., Class A	1,771,118
39,181	Matador Resources Company	2,100,102
		6,335,008
	PUBLISHING & BROADCASTING - 1.7%
30,742	New York Times Company (The), Class A	2,312,106

	REAL ESTATE SERVICES - 1.2%
11,935	FirstService Corporation	1,601,677

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - CONSUMER STAPLES - 3.6%
2,592	Casey’s General Stores, Inc.	$1,988,427
17,500	PriceSmart, Inc.	2,974,825
		4,963,252
	RETAIL - DISCRETIONARY - 3.0%
9,524	Dick’s Sporting Goods, Inc.	2,167,377
3,096	FirstCash Holdings, Inc.	680,841
15,069	Patrick Industries, Inc.	1,364,046
		4,212,264
	SEMICONDUCTORS - 5.7%
32,610	Kulicke & Soffa Industries, Inc.	3,322,633
33,948	Power Integrations, Inc.	2,851,632
18,807	Universal Display Corporation	1,732,501
		7,906,766
	SOFTWARE - 4.2%
50,114	Bentley Systems, Inc., Class B	1,635,721
45,088	Clear Secure, Inc., Class A	2,500,130
49,247	Pegasystems, Inc.	1,759,595
		5,895,446
	STEEL - 1.8%
6,811	Reliance, Inc.	2,593,424

	TECHNOLOGY HARDWARE - 1.5%
8,017	TD SYNNEX Corporation	2,094,682

	TECHNOLOGY SERVICES - 6.1%
18,023	Booz Allen Hamilton Holding Corporation	1,427,061
11,453	Jack Henry & Associates, Inc.	1,561,273
47,318	KBR, Inc.	1,653,764
10,790	Morningstar, Inc.	1,963,995
25,437	TransUnion	1,820,272
		8,426,365
	TOBACCO & CANNABIS - 0.9%
15,270	Turning Point Brands, Inc.	1,296,881

The accompanying notes are an integral part of these financial statements.

COPELAND SMID CAP DIVIDEND GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION & LOGISTICS - 1.7%
11,694	Landstar System, Inc.	$2,419,489

	TOTAL COMMON STOCKS (Cost $123,095,408)	137,829,533

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
740,530	Northern Institutional Treasury Portfolio, 3.47% (Cost $740,530)(a)	740,530

	TOTAL INVESTMENTS - 99.8% (Cost $123,835,938)	$138,570,063
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	288,705
	NET ASSETS - 100.0%	$138,858,768

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Australia - 6.4%
359	Breville Group Ltd.(a)	$7,448
430	Sims Ltd.(a)	8,304
3,780	Steadfast Group Ltd.	11,048
3,229	Ventia Services Group Pty Ltd.(a)	14,377
2,980	Westgold Resources Ltd.(a)	11,109
		52,286
	Belgium - 1.2%
371	Warehouses De Pauw CVA(a)	9,610

	Canada - 14.8%
229	Brookfield Infrastructure Corporation	9,519
187	BRP, Inc.	10,808
286	Enerflex Ltd.	7,151
47	FirstService Corporation	6,299
176	Gildan Activewear, Inc.	10,735
166	Granite Real Estate Investment Trust	11,600
61	Mainstreet Equity Corporation	7,295
331	OR Royalties, Inc.	12,333
93	TFI International, Inc.	14,344
253	TMX Group Ltd.	9,465
67	Toromont Industries Ltd.(a)	11,048
214	Tourmaline Oil Corporation	9,780
		120,377
	Denmark - 2.2%
121	Chemometec A/S(a)	7,040
168	Royal Unibrew A/S(a)	10,933
		17,973
	France - 2.4%
43	Gaztransport Et Technigaz S.A.(a)	9,914
52	Nexans S.A.(a)	9,568
		19,482
	Germany - 4.4%
53	AlzChem Group A.G.(a)	11,612
116	Hensoldt AG(a)	12,045

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Germany - 4.4% (Continued)
145	Scout24 A.G. 144A(a),(b)	$12,197
		35,854
	Italy - 6.6%
165	Banca Generali SpA(a)	10,523
196	Interpump Group SpA(a)	8,189
319	Lottomatica Group Spa 144A(a),(b)	9,423
214	Recordati Industria Chimica e Farmaceutica SpA(a)	12,855
191	SOL SpA(a)	12,576
		53,566
	Japan - 34.6%
378	Aica Kogyo Company Ltd.(a)	8,182
580	Asahi Intecc Company Ltd.(a)	13,696
464	Asics Corporation(a)	14,095
323	BayCurrent, Inc.(a)	11,425
998	Chiba Bank Ltd. (The)(a)	14,591
60	Horiba Ltd.(a)	9,877
837	Hulic Company Ltd.(a)	8,927
791	Japan Elevator Service Holdings Company Ltd.(a)	8,706
238	JCU Corporation(a)	10,963
881	Kotobuki Spirits Co Ltd(a)	11,532
199	Kurita Water Industries Ltd.(a)	10,927
39	Maruwa Company Ltd.(a)	18,198
158	Micronics Japan Company Ltd.(a)	14,582
482	MISUMI Group, Inc.(a)	11,385
1,208	Mitsubishi UFJ Lease & Finance Company Ltd.(a)	9,877
474	Nichias Corporation(a)	10,497
488	Nippon Gas Company Ltd.(a)	8,470
1,081	Nomura Real Estate Holdings, Inc.(a)	6,169
1,141	Rakus Co Ltd(a)	7,235
654	Rohto Pharmaceutical Company Ltd.(a)	9,767
906	Santen Pharmaceutical Company Ltd.(a)	10,883
278	Seiko Group Corporation(a)	12,318
254	Shibaura Mechatronics Corporation(a)	8,241
1,793	Simplex Holdings, Inc.(a)	11,992

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	Japan - 34.6% (Continued)
864	USS Company Ltd.(a)	$9,554
467	Yamaguchi Financial Group, Inc.(a)	8,029
		280,118
	Luxembourg - 1.2%
285	Subsea 7 S.A.(a)	9,363

	Netherlands - 3.2%
218	Arcadis N.V.(a)	8,899
52	Euronext N.V.(a)	8,452
213	Technip Energies N.V.(a)	8,787
		26,138
	Norway - 1.3%
513	Sparebanken Norge(a)	10,569

	Singapore - 1.2%
1,347	iFAST Corp Ltd.(a)	9,649

	Spain - 1.3%
118	Vidrala S.A.(a)	10,564

	Sweden - 5.0%
271	AddTech AB(a)	9,660
853	Bravida Holding A.B. 144A(a),(b)	10,493
254	Loomis A.B.(a)	12,531
842	Wihlborgs Fastigheter A.B.(a)	7,762
		40,446
	Switzerland - 2.2%
190	Montana Aerospace A.G. 144A(a),(b),(c)	5,717
64	VZ Holding A.G.(a)	12,164
		17,881
	United Kingdom - 10.0%
117	Diploma plc(a)	10,973
271	Halma PLC(a)	17,036
447	Hill & Smith Holdings plc(a)	16,663

The accompanying notes are an integral part of these financial statements.

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	United Kingdom - 10.0% (Continued)
694	Howden Joinery Group plc(a)	$7,156
4,177	Premier Foods PLC(a)	11,287
1,029	Safestore Holdings PLC(a)	8,927
97	Spirax-Sarco Engineering plc(a)	9,034
		81,075

	TOTAL COMMON STOCKS (Cost $663,578)	794,952

	SHORT-TERM INVESTMENT — 0.9%
	MONEY MARKET FUND - 0.9%
7,368	Northern Institutional Treasury Portfolio, 3.47% (Cost $7,368)(d)	7,368

	TOTAL INVESTMENTS - 98.9% (Cost $670,946)	$802,320
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	8,769
	NET ASSETS - 100.0%	$811,089

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2026 the total market value of 144A securities is 37,830, or 4.7% of net assets.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Assets:
Investments, at Cost	$18,919,552	$123,835,938	$670,946
Investments in Securities, at Market Value	$25,727,108	$138,570,063	$802,320
Foreign Cash (Cost $0, $0, $70)	—	—	70
Dividends and Interest Receivable	21,515	168,320	2,607
Receivable for Securities Sold	1,893,440	981,162	6,413
Due from Investment Adviser	6,818	—	9,339
Receivable for Fund Shares Sold	188	63,264	—
Prepaid Expenses and Other Assets	47,652	65,872	4,804
Total Assets	27,696,721	139,848,681	825,553

Liabilities:
Payable for Securities Purchased	1,845,908	703,528	8,193
Payable for Fund Shares Redeemed	—	74,461	—
Payable to Investment Adviser	—	24,121	—
Accrued Audit Fees	9,178	6,735	3,459
Accrued Distribution Fees	7,062	359	—
Payable to Related Parties	22,360	104,452	1,207
Other Accrued Expenses	34,956	76,257	1,605
Total Liabilities	1,919,464	989,913	14,464

Net Assets	$25,777,257	$138,858,768	$811,089

Composition of Net Assets:
At May 31, 2026, Net Assets consisted of:
Paid-in-Capital	$15,945,451	$117,954,725	$759,725
Accumulated Earnings	9,831,806	20,904,043	51,364
Net Assets	$25,777,257	$138,858,768	$811,089

Class A Shares:
Net Assets	$10,866,383	$1,360,321	$521

Shares Outstanding (no par value; unlimited number of shares authorized)	855,034	80,832	55

Net Asset Value and Redemption Price Per Share*	$12.71	$16.83	$9.54	+
Offering Price Per Share (NAV/$0.9425) Includes a Maximum Sales Charge of 5.75%	$13.49	$17.86	$10.12

Class C Shares:
Net Assets	$5,586,590

Shares Outstanding (no par value; unlimited number of shares authorized)	488,598

Net Asset Value, Offering Price and Redemption Price Per Share*	$11.43

Class I Shares:
Net Assets	$9,324,284	$137,498,447	$810,568

Shares Outstanding (no par value; unlimited number of shares authorized)	747,013	8,110,824	84,402

Net Asset Value, Offering Price and Redemption Price Per Share*	$12.48	$16.95	$9.60

*	The Funds charge a 1.00% fee on shares redeemed less than 30 days after purchase or if shares held less than 30 days are redeemed for failure to maintain a balance that meets the minimum requirements listed in the Funds’ Prospectus.

+	NAV may not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

		Copeland SMID	Copeland
	Copeland Dividend	Cap Dividend	International
	Growth Fund	Growth Fund	Small Cap Fund
Investment Income:
Dividend Income	$159,982	$1,146,553	$11,672
Interest Income	3,424	28,302	311
Less: Foreign Taxes Withholding	(2,689)	(12,821)	(2,190)
Total Investment Income	160,717	1,162,034	9,793

Expenses:
Investment Advisory Fees	99,109	552,887	2,965
Distribution Fees - Class C	28,782	—	—
Distribution Fees - Class A	14,026	1,570	—
Administration Fees	27,794	96,127	19,718
Registration & Filing Fees	23,387	37,971	737
Fund Accounting Fees	21,016	27,402	16,761
Custody Fees	13,643	12,016	8,984
Chief Compliance Officer Fees	13,674	85,895	431
Trustees’ Fees	11,755	71,298	499
Legal Fees	11,724	59,561	278
Audit Fees	7,683	11,707	3,375
Transfer Agent Fees	7,200	24,330	3,439
Shareholder Service Fees - Class I	4,726	29,236	—
Non-Rule 12b-1 Shareholder Service Fees	2,850	2,583	—
Other Expenses	7,821	48,053	1,046
Total Expenses	295,190	1,060,636	58,233
Less: Fees Waived by Adviser	(99,109)	(359,342)	(2,965)
Less: Other Expenses Reimbursed by Adviser	(23,076)	—	(51,540)
Net Expenses	173,005	701,294	3,728
Net Investment Income (Loss)	(12,288)	460,740	6,065

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net Realized Gain on:
Securities	3,214,491	8,134,139	37,082
Foreign Currency Transactions	—	—	157
	3,214,491	8,134,139	37,239

Net Change in Unrealized Appreciation (Depreciation) on:
Securities	(2,198,085)	5,415,422	31,937
Foreign Currency Transactions	—	2	71
	(2,198,085)	5,415,424	32,008
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,016,406	13,549,563	69,247

Net Increase in Net Assets Resulting From Operations	$1,004,118	$14,010,303	$75,312

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations:
Net Investment Loss	$(12,288)	$(1,371)
Net Realized Gain on Investments	3,214,491	2,962,970
Net Change in Unrealized Depreciation on investments	(2,198,085)	(2,928,087)
Net Increase in Net Assets Resulting From Operations	1,004,118	33,512

Distributions to Shareholders From:
Total Distributions Paid
Class A	(994,835)	(1,605,446)
Class C	(553,795)	(1,073,232)
Class I	(869,069)	(2,020,218)
Total Distributions to Shareholders	(2,417,699)	(4,698,896)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	176,141	211,180
Distributions Reinvested	947,272	1,523,749
Cost of Shares Redeemed	(1,435,551)	(2,419,331)
Total Class A Shares	(312,138)	(684,402)
Class C
Proceeds from Shares Issued	15,244	15,613
Distributions Reinvested	544,723	1,062,130
Cost of Shares Redeemed	(535,615)	(2,785,376)
Total Class C Shares	24,352	(1,707,633)
Class I
Proceeds from Shares Issued	38,823	315,958
Distributions Reinvested	766,455	1,833,837
Cost of Shares Redeemed	(997,807)	(7,354,080)
Total Class I Shares	(192,529)	(5,204,285)
Total Beneficial Interest Transactions	(480,315)	(7,596,320)

Decrease in Net Assets	(1,893,896)	(12,261,704)

Net Assets:
Beginning of Period	27,671,153	39,932,857
End of Period	$25,777,257	$27,671,153

Share Activity:
Class A
Shares Issued	14,109	16,501
Distributions Reinvested	77,202	119,043
Shares Redeemed	(115,692)	(194,817)
Total Activity Class A Shares	(24,381)	(59,273)
Class C
Shares Issued	1,360	1,359
Distributions Reinvested	49,163	90,394
Shares Redeemed	(47,679)	(242,951)
Total Activity Class C Shares	2,844	(151,198)
Class I
Shares Issued	3,247	26,077
Distributions Reinvested	63,659	145,890
Shares Redeemed	(81,963)	(600,486)
Total Activity Class I Shares	(15,057)	(428,519)

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$460,740	$1,221,148
Net Realized Gain on Investments	8,134,139	1,456,078
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,415,424	(16,972,505)
Net Increase (Decrease) in Net Assets Resulting From Operations	14,010,303	(14,295,279)

Distributions to Shareholders From:
Total Distributions Paid
Class A	(35,415)	(28,705)
Class I	(4,854,625)	(2,379,230)
Total Distributions to Shareholders	(4,890,040)	(2,407,935)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	453,000	1,289,662
Distributions Reinvested	30,075	25,642
Cost of Shares Redeemed	(501,882)	(2,459,173)
Redemption Fees	4	49
Total Class A Shares	(18,803)	(1,143,820)
Class I
Proceeds from Shares Issued	11,873,718	85,022,229
Distributions Reinvested	4,493,801	1,834,400
Cost of Shares Redeemed	(48,509,456)	(106,588,980)
Redemption Fees	440	4,887
Total Class I Shares	(32,141,497)	(19,727,464)

Total Beneficial Interest Transactions	(32,160,300)	(20,871,284)

Decrease in Net Assets	(23,040,037)	(37,574,498)

Net Assets:
Beginning of Period	161,898,805	199,473,303
End of Period	$138,858,768	$161,898,805

Share Activity:
Class A
Shares Issued	28,560	85,145
Distributions Reinvested	1,942	1,569
Shares Redeemed	(32,154)	(165,083)
Total Activity Class A Shares	(1,652)	(78,369)
Class I
Shares Issued	732,371	5,509,051
Distributions Reinvested	288,434	111,509
Shares Redeemed	(3,010,778)	(7,000,486)
Total Activity Class I Shares	(1,989,973)	(1,379,926)

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Operations:
Net Investment Income	$6,065	$8,756
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	37,239	(9,219)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	32,008	71,473
Net Increase in Net Assets Resulting From Operations	75,312	71,010

Distributions to Shareholders From:
Total Distributions Paid
Class A	(7)	(3)
Class I	(11,369)	(11,579)
Total Distributions to Shareholders	(11,376)	(11,582)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	26	260
Distributions Reinvested	7	3
Cost of Shares Redeemed	(1)	—
Total Class A Shares	32	263
Class I
Proceeds from Shares Issued	67,065	77,525
Distributions Reinvested	11,250	11,579
Cost of Shares Redeemed	(35,957)	(4,339)
Redemption Fees	359	—
Total Class I Shares	42,717	84,765
Total Beneficial Interest Transactions	42,749	85,028

Increase in Net Assets	106,685	144,456

Net Assets:
Beginning of Period	704,404	559,948
End of Period	$811,089	$704,404

Share Activity:
Class A
Shares Issued	4	32
Distributions Reinvested	— +	— +
Total Activity Class A Shares	4	32
Class I
Shares Issued	7,334	9,500
Distributions Reinvested	1,284	1,471
Shares Redeemed	(3,769)	(507)
Total Activity Class I Shares	4,849	10,464

+	Less than 1 share.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$13.36		$14.78	$12.27	$12.49	$14.59	$11.99
Increase (Decrease) From Operations:
Net investment income (a)	—		0.01	0.04	0.06	0.09	0.04
Net gain (loss) from securities (both realized and unrealized)	0.49		0.28	2.93	0.50	(0.53)	2.56
Total from operations	0.49		0.29	2.97	0.56	(0.44)	2.60
Distributions to shareholders from:
Net investment income	—		(0.01)	(0.02)	(0.09)	(0.02)	—
Net realized gains	(1.14)		(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.14)		(1.71)	(0.46)	(0.78)	(1.66)	—
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$12.71		$13.36	$14.78	$12.27	$12.49	$14.59
Total Return (c)	3.98	% (e)	2.48%	25.13%	4.95%	(3.91)%	21.68%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,866		$11,749	$13,873	$13,667	$15,441	$18,212
Ratio of expenses to average net assets:
before reimbursement	2.12	% (d)	1.93%	2.13%	1.95%	1.99%	1.93%
net of reimbursement	1.20	% (d)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.02	% (d)	0.10%	0.28%	0.47%	0.72%	0.29%
Portfolio turnover rate	38	% (e)	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	Annualized.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.17		$13.70	$11.46	$11.71	$13.85	$11.47
Increase (Decrease) From Operations:
Net investment loss (a)	(0.04)		(0.07)	(0.06)	(0.03)	(0.01)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	0.44		0.24	2.74	0.47	(0.49)	2.44
Total from operations	0.40		0.17	2.68	0.44	(0.50)	2.38
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized gains	(1.14)		(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.14)		(1.70)	(0.44)	(0.69)	(1.64)	—
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$11.43		$12.17	$13.70	$11.46	$11.71	$13.85
Total Return (c)	3.59	% (e)	1.65%	24.25%	4.15%	(4.63)%	20.75%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,587		$5,914	$8,724	$8,994	$10,586	$13,530
Ratio of expenses to average net assets:
before reimbursement	2.88	% (d)	2.67%	2.89%	2.69%	2.74%	2.69%
net of reimbursement	1.95	% (d)	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of net investment loss to average net assets	(0.74	)% (d)	(0.65)%	(0.47)%	(0.27)%	(0.04)%	(0.46)%
Portfolio turnover rate	38	% (e)	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$13.13		$14.56	$12.10	$12.34	$14.45	$11.85
Increase (Decrease) From Operations:
Net investment income (a)	0.01		0.03	0.06	0.07	0.10	0.06
Net gain (loss) from securities (both realized and unrealized)	0.48		0.28	2.89	0.50	(0.52)	2.54
Total from operations	0.49		0.31	2.95	0.57	(0.42)	2.60
Distributions to shareholders from:
Net investment income	—		(0.04)	(0.05)	(0.12)	(0.05)	—
Net realized gains	(1.14)		(1.70)	(0.44)	(0.69)	(1.64)	—
Total distributions	(1.14)		(1.74)	(0.49)	(0.81)	(1.69)	—
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$12.48		$13.13	$14.56	$12.10	$12.34	$14.45
Total Return (c)	4.05	% (e)	2.61%	25.31%	5.13%	(3.82)%	21.94%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$9,324		$10,008	$17,335	$18,390	$25,461	$33,459
Ratio of expenses to average net assets:
before reimbursement	1.97	% (d)	1.77%	1.99%	1.75%	1.76%	1.75%
net of reimbursement	1.05	% (d)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets	0.17	% (d)	0.25%	0.43%	0.62%	0.85%	0.44%
Portfolio turnover rate	38	% (e)	27%	32%	35%	40%	34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$15.76		$17.00	$13.95	$14.15	$15.80	$13.14
Increase (Decrease) From Operations:
Net investment income (a)	0.03		0.07	0.10	0.12	0.13	0.06
Net gain (loss) from securities (both realized and unrealized)	1.47		(1.13)	3.05	0.19	(0.77)	2.63
Total from operations	1.50		(1.06)	3.15	0.31	(0.64)	2.69
Distributions to shareholders from:
Net investment income	(0.07)		(0.06)	(0.10)	(0.17)	(0.04)	(0.03)
Net realized gains	(0.36)		(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.43)		(0.18)	(0.10)	(0.51)	(1.01)	(0.03)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$16.83		$15.76	$17.00	$13.95	$14.15	$15.80
Total Return (c)	9.76	% (e)	(6.28)%	22.69%	2.46%	(4.50)%	20.55%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,360		$1,300	$2,734	$1,680	$1,674	$206
Ratio of expenses to average net assets:
before reimbursement	1.65	% (d)	1.62%	1.55%	1.81%	2.03%	2.10%
net of reimbursement	1.20	% (d)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	0.39	% (d)	0.45%	0.61%	0.85%	0.96%	0.42%
Portfolio turnover rate	28	% (e)	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland SMID Cap Dividend Growth Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
	(Unaudited)
Net Asset Value, Beginning of Period	$15.90		$17.14	$14.06	$14.23	$15.88	$13.19
Increase (Decrease) From Operations:
Net investment income (a)	0.05		0.11	0.14	0.15	0.19	0.10
Net gain (loss) from securities (both realized and unrealized)	1.48		(1.15)	3.06	0.20	(0.80)	2.65
Total from operations	1.53		(1.04)	3.20	0.35	(0.61)	2.75
Distributions to shareholders from:
Net investment income	(0.12)		(0.08)	(0.12)	(0.18)	(0.07)	(0.06)
Net realized gains	(0.36)		(0.12)	—	(0.34)	(0.97)	—
Total distributions	(0.48)		(0.20)	(0.12)	(0.52)	(1.04)	(0.06)
Redemption fees (b)	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$16.95		$15.90	$17.14	$14.06	$14.23	$15.88
Total Return (c)	9.86	% (e)	(6.07)%	22.95%	2.75%	(4.31)%	20.89%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$137,498		$160,599	$196,739	$66,638	$47,602	$35,601
Ratio of expenses to average net assets:
before reimbursement	1.44	% (d)	1.38%	1.34%	1.62%	1.73%	1.87%
net of reimbursement	0.95	% (d)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.63	% (d)	0.72%	0.88%	1.11%	1.34%	0.67%
Portfolio turnover rate	28	% (e)	66%	24%	28%	40%	35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period/year.

(b)	Less than $0.01 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 *
	(Unaudited)
Net Asset Value, Beginning of Period	$8.80		$8.09	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.06		0.08	0.09	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.82		0.80	0.31	0.23	(2.28)
Total from operations	0.88		0.88	0.40	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.14)		(0.17)	(0.17)	(0.21)	—
Total distributions	(0.14)		(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$9.54		$8.80	$8.09	$7.86	$7.82
Total Return (b)	10.18	% (c)	11.08%	5.15%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period, actual (not truncated)	$521		$448	$152	$8	$8
Ratio of expenses to average net assets:
before reimbursement	15.38	% (d)	17.87%	17.29%	17.25%	34.90	% (d)
net of reimbursement	1.23	% (d)	1.23%	1.23%	1.23%	1.19	% (d)
Ratio of net investment income to average net assets	1.28	% (d)	0.94%	1.03%	0.25%	1.32	% (d)
Portfolio turnover rate	29	% (c)	37%	48%	50%	82	% (c)

*	Class A commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower. Sales loads are not reflected in total return.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland International Small Cap Fund
FINANCIAL HIGHLIGHTS

Certain information in the table below reflects financial results for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2026		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022 *
	(Unaudited)
Net Asset Value, Beginning of Period	$8.85		$8.10	$7.86	$7.82	$10.00
Increase From Operations:
Net investment income (a)	0.07		0.12	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.82		0.80	0.29	0.14	(2.34)
Total from operations	0.89		0.92	0.41	0.25	(2.18)
Distributions to shareholders from:
Net investment income	(0.14)		(0.17)	(0.17)	(0.21)	—
Total distributions	(0.14)		(0.17)	(0.17)	(0.21)	—
Net Asset Value, End of Period	$9.60		$8.85	$8.10	$7.86	$7.82
Total Return (b)	10.24	% (c)	11.57%	5.28%	3.37%	(21.80	)% (c)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$811		$704	$560	$493	$313
Ratio of expenses to average net assets:
before reimbursement	15.31	% (d)	18.26%	18.87%	21.80%	28.11	% (d)
net of reimbursement	0.98	% (d)	0.98%	0.98%	0.98%	0.98	% (d)
Ratio of net investment income to average net assets	1.59	% (d)	1.38%	1.51%	1.44%	2.07	% (d)
Portfolio turnover rate	29	% (c)	37%	48%	50%	82	% (c)

*	Class I commenced operations on December 28, 2021.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of fund expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	ORGANIZATION

Copeland Dividend Growth Fund (the “Dividend Growth Fund”), formerly, the Copeland Risk Managed Dividend Growth Fund, Copeland SMID Cap Dividend Growth Fund (the “SMID Fund”), and Copeland International Small Cap Fund (the “International Fund”) are diversified series of Copeland Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust was organized as a statutory trust on September 10, 2010, under the laws of the State of Delaware.

The Dividend Growth Fund currently offers Class A, Class C and Class I shares. The SMID Fund and International Fund currently offer Class A and Class I shares. The Dividend Growth Fund’s Class A shares commenced operations on December 28, 2010, Class C shares commenced operations on January 5, 2012 and Class I shares commenced operations on March 1, 2013. The SMID Fund’s Class I shares commenced operations on February 27, 2017 and Class A shares commenced operations on February 11, 2019. The International Fund’s Class A and Class I shares commenced operations on December 28, 2021. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1,000,000 or more may be subject to a maximum contingent deferred sales charge of 1.00% on shares redeemed within 18 months. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

OPERATING SEGMENTS

The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

SECURITY VALUATION

Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5 thereunder (the “Rule”), the Board of Trustees (the “Board”) has designated the Trust’s investment adviser, Copeland Capital Management, LLC (“Copeland”) as the Valuation Designee for the Funds pursuant to the Rule. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no

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longer reliable. Copeland has appointed a Pricing Committee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. The valuation of investments with readily available market quotations has been delegated by the Board to the Funds’ administrator.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. Copeland reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. Copeland will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify Copeland, as Valuation Designee, if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security’s primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below) has occurred. When a security is valued in accordance with the Fair Value Procedures, the Valuation Designee will determine the value after taking into consideration relevant information reasonably available to the Valuation Designee. Examples of factors the Valuation Designee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Valuation Designee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The International Small Cap Fund uses an independent third-party valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) . Values from the vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign

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exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If Copeland becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates NAV, it may request that a Committee meeting be called. In addition, with respect to certain securities, the Funds’ administrator performs price comparisons and price movement review (among other processes), to monitor the pricing data supplied by various sources. Any identified discrepancies are researched and subject to the procedures described above.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for the Funds’ assets measured at fair value:

Copeland Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$25,708,091	$—	$—	$25,708,091
Short-Term Investment	19,017	—	—	19,017
Total	$25,727,108	$—	$—	$25,727,108

Copeland SMID Cap Dividend Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$137,829,533	$—	$—	$137,829,533
Short-Term Investment	740,530	—	—	740,530
Total	$138,570,063	$—	$—	$138,570,063

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Copeland International Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*
Aerospace & Defense	$—	$5,717	$—	$5,717
Apparel & Textile Products	10,735	26,413	—	37,148
Asset Management	—	21,813	—	21,813
Banking	—	43,712	—	43,712
Beverages	—	10,933	—	10,933
Biotech & Pharma	—	33,505	—	33,505
Chemicals	—	43,333	—	43,333
Commerical Support Services	—	20,835	—	20,835
Containers & Packaging	—	10,564	—	10,564
Electrical Equipment	—	45,187	—	45,187
Engineering & Construction	—	72,001	—	72,001
Food	—	22,819	—	22,819
Gas & Water Utilities	9,519	8,470	—	17,989
Home & Office Products	—	14,604	—	14,604
Industrial Intermediate Products	—	27,636	—	27,636
Industrial Support Services	11,048	21,045	—	32,093
Institutional Financial Services	9,465	8,452	—	17,917
Insurance	—	11,048	—	11,048
Internet Media & Services	—	12,197	—	12,197
Leisure Facilities & Services	—	9,423	—	9,423
Leisure Products	10,808	—	—	10,808
Machinery	—	19,116	—	19,116
Medical Equipment & Devices	—	20,736	—	20,736
Metals & Mining	12,333	11,109	—	23,442
Oil & Gas Producers	9,780	—	—	9,780
Oil & Gas Services & Equipment	7,151	9,363	—	16,514
Real Estate Owners & Developers	7,295	15,096	—	22,391
Real Estate Services	6,299	7,762	—	14,061
Real Estate Investment Trust	11,600	18,537	—	30,137
Retail - Discretionary	—	9,554	—	9,554
Semiconductors	—	34,868	—	34,868
Specialty Finance	—	9,877	—	9,877
Technology Hardware	—	18,198	—	18,198
Technology Services	—	30,652	—	30,652
Transportation & Logistics	14,344	—	—	14,344
Short-Term Investment	7,368	—	—	7,368
Total	$127,745	$674,575	$—	$802,320

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Industry/Country Classification.

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SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

FEDERAL INCOME TAXES

The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions related to the open tax years or expected to be taken in the Funds’ November 30, 2026 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds may make investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

DIVIDEND-PAYING STOCK RISK

The Funds’ emphasis on dividend-paying stocks could cause a Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. If the amount a company pays out as a dividend exceeds its earnings and profits, the excess will be treated as a return of capital and the Fund’s tax basis in the stock will be reduced. A reduction in the Fund’s tax basis in such stock will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the stock.

MARKET RISK

Overall securities market risks may affect the value of individual securities in which the Fund invests. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, trade disputes, and political events affect the securities markets.

REIT RISK

An equity REIT’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, changes in interest rates and property taxes.

SMALL AND MEDIUM CAPITALIZATION RISK

The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

FOREIGN INVESTING RISK

The International Fund invests significantly in foreign securities. Investments in foreign countries are subject to country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign investments may experience greater volatility than U.S. investments. Currency hedging transactions may not perfectly offset the Fund’s foreign currency exposure and entail additional trading commissions and fees.

FOREIGN CURRENCY

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, if any, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the

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contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD CURRENCY CONTRACTS

If foreign securities are purchased, the Funds generally enter into forward currency exchange contracts in order to eliminate ongoing foreign currency exchange rate risks. If foreign securities are sold, the foreign currency proceeds are typically repatriated into US dollars. Any realized gains and losses between trade date and settlement date from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations. The Funds did not hold any forward currency contracts as of May 31, 2026.

CONCENTRATION OF RISK

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from investment income, if any, are declared and paid annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

EXPENSES

Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

INDEMNIFICATION

The Trust indemnifies their officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

ADVISORY FEE

Subject to the oversight of the Board, the adviser is responsible for management of the Funds’ investment portfolios. Pursuant to the Management Agreement (the “Management Agreement”), investment advisory services are provided to the Funds by Copeland Capital Management, LLC (the “Adviser”). Under the terms of the Management Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.75% for each of the Dividend Growth Fund and SMID Fund and 0.78% for the International Fund, based on the average daily net assets of the respective Fund. For the six months ended May 31, 2026, the Adviser earned advisory fees of $99,109, $552,887, and $2,965 for the Dividend Growth Fund, SMID Fund, and International Fund, respectively, before the effect of the Expense Limitation Agreement.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of each Fund, at least until March 31, 2027 to ensure that Net Annual Operating Expenses (excluding any front-end

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or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 1.20%, 1.95% and 1.05% of the Dividend Growth Fund’s average daily net assets for Class A, Class C and Class I shares, respectively, 1.20% and 0.95% of the SMID Fund’s average daily net assets for Class A and Class I, respectively, and 1.23% and 0.98% of the International Fund’s average daily net assets for Class A and Class I, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been deferred or reimbursed) if such recoupment can be achieved without exceeding the lesser of the expense limitation in effect at the time of the deferral and at the time of the repayment. For the six months ended May 31, 2026, the Adviser waived $99,109, $359,342 and $2,965 in investment advisory fees for the Dividend Growth Fund, SMID Fund and International Fund, respectively. During the period, the Adviser reimbursed additional amounts of $23,076 and $51,540 for the Dividend Growth Fund and International Fund, respectively.

The expenses subject to recapture for the Dividend Growth Fund, SMID Fund and International Small Cap Fund will expire on November 30 of the years indicated below:

Copeland Dividend Growth Fund
2026	2027	2028	Total
$332,494	$379,229	$226,414	$938,137

Copeland SMID Cap Dividend Growth Fund
2026	2027	2028	Total
$386,832	$579,643	$732,535	$1,699,010

Copeland International Small Cap Fund
2026	2027	2028	Total
$90,986	$96,650	$109,299	$296,935

DISTRIBUTOR

The Board has adopted Distribution Plans and Agreements for each Fund (collectively the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% (of which up to 0.75% is a distribution fee and up to 0.25% is a service fee) of the average daily net assets attributable to Class A shares and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended May 31, 2026, the 12b-1 fees accrued amounted to $14,026 and $28,782 for the Dividend Growth Fund for Class A and Class C shares, respectively. The 12b-1 fees accrued for the SMID Cap Dividend Growth Fund Class A shares were $1,570. The International Fund did not accrue any 12b-1 fees for the period.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended May 31, 2026, the Distributor received $6,398 in underwriting commissions for sales of Class A shares of the Dividend Growth Fund, of which $905 was retained by the principal underwriter or other affiliated broker-dealers and $185 in underwriting commissions for sales of Class A shares of the SMID Cap Dividend Growth Fund of which $25 was retained by the principal underwriter or other affiliated broker-dealers. No underwriting commissions were generated by Class A Shares of the International Fund during the six months ended May 31, 2026.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

ULTIMUS FUND SOLUTIONS, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Trust pays UFS fees for providing administration, fund accounting, and transfer agency services to the Funds. These fees are disclosed in the Statement of Operations. An officer of the Trust is also an officer of UFS and is not paid any fees directly by the Funds for servicing in such capacity.

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BLU GIANT, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SHAREHOLDER SERVICES

The Board has adopted non-Rule 12b-1 shareholder service plans (collectively, the “Shareholder Service Plan”) for the Class I shares of each Fund. The Shareholder Service Plan permits the Funds to pay brokers, financial intermediaries and others an annual fee of up to 0.10% of each Fund’s average daily net assets attributable to the Class I shares for shareholder support and/or administrative services, not otherwise provided by the Trust’s transfer agent. The fees incurred by the Funds for these services are included as Shareholder Service Fees – Class I in the Statement of Operations. For the six months ended May 31, 2026, the Dividend Growth Fund accrued $4,726 and the SMID Cap Dividend Growth Fund accrued $29,236 in fees associated with the Shareholder Service Plan. The International Fund did not accrue any Shareholder Service Fees for its Class I shares during the period. The Funds’ Class A and Class C shares may also pay broker-dealers or other financial intermediaries for shareholder support services and/or administrative services based on the aggregate net asset value of the Class A and Class C shares, as applicable, owned of record or beneficially by the broker-dealers’ or financial intermediaries’ customers. The fees incurred by the Funds for these services are included as Non-Rule 12b-1 Shareholder Services Fees - Class A and Class C in the Statement of Operations.

CHIEF COMPLIANCE OFFICER

The Adviser is providing a Chief Compliance Officer to the Trust as well as related compliance services. The Trust reimburses the Adviser for an allocable portion of the Chief Compliance Officer’s salary.

TRUSTEES

Effective January 1, 2024, as compensation for services rendered to the Trust, each Trustee of the Trust who is not affiliated with the Trust or the Adviser receives: (1) an annual base retainer of $32,000; (2) $12,000 for attendance at four regularly scheduled Board meetings per year; (3) $2,000 for attendance at each regularly scheduled Audit Committee meeting; (4) $750 and $2,500 for each additional special telephonic or special in person meeting, respectively; and (5) the independent Chairman of the Board receives an additional $10,000 per year for carrying out his additional responsibilities. The foregoing compensation is paid in quarterly payments.

The “interested persons” (as defined in the 1940 Act) who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust except for the CCO, a portion of whose salary is paid by the Trust for compliance services.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended May 31, 2026 were as follows:

Fund	Purchases	Sale Proceeds
Dividend Growth Fund	$10,000,301	$12,960,505
SMID Cap Dividend Growth Fund	41,177,677	77,653,910
International Small Cap Fund	235,015	220,773

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5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at May 31, 2026, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Dividend Growth Fund	$19,094,119	$7,613,614	$(980,625)	$6,632,989
SMID Cap Dividend Growth Fund	126,531,195	22,911,198	(10,872,330)	12,038,868
International Small Cap Fund	670,946	153,223	(27,898)	125,325

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended November 30, 2025 and November 30, 2024 was as follows:

For the year ended November 30, 2025

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$142,348	$4,556,548	$—	$—	$4,698,896
SMID Cap Dividend Growth Fund	984,516	1,423,419	—	—	2,407,935
International Small Cap Fund	11,582	—	—	—	11,582

For the year ended November 30, 2024

	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Dividend Growth Fund	$99,265	$2,873,896	$—	$—	$2,973,161
SMID Cap Dividend Growth Fund	598,438	1,176,811	—	—	1,775,249
International Small Cap Fund	10,558	—	—	—	10,558

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Dividend Growth Fund	$—	$2,414,313	$—	$—	$—	$8,831,074	$11,245,387
SMID Cap Dividend Growth Fund	1,222,335	3,937,978	—	—	—	6,623,467	11,783,780
International Small Cap Fund	10,065	—	(112,046)	(3,915)	—	93,324	(12,572)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes unrealized foreign currency losses of $(64) for the International Small Cap Fund and $21 for the SMID Cap Dividend Growth Fund.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Dividend Growth Fund	$—
SMID Cap Dividend Growth Fund	—
International Small Cap Fund	112,046

Copeland Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

At November 30, 2025, the Funds had unlimited short-term and long-term capital loss carry forwards for federal income tax purposes as follows:

Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Dividend Growth Fund	$—	$—	$—	$—
SMID Cap Dividend Growth Fund	—	—	—	—
International Small Cap Fund	3,915	—	3,915	101,207

During the fiscal year ended November 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits and adjustments for prior year tax returns, resulted in reclassifications for the Funds for the fiscal year ended November 30, 2025 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Dividend Growth Fund	$458,706	$(458,706)
SMID Cap Dividend Growth Fund	8,578	(8,578)
International Small Cap Fund	—	—

7.	FOREIGN TAX CREDIT (UNAUDITED)

The International Small Cap Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal periods below, were as follows:

For fiscal year ended
11/30/2025	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0262	$0.1315

For fiscal period ended
11/30/2024	Foreign Taxes Paid	Foreign Source Income
International Small Cap Fund	$0.0242	$0.1441

8.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Funds’ minimum account balance requirement. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2026, the Dividend Growth Fund assessed $0, $0, and $0 in redemption fees for Class A, Class C and Class I shares, respectively. The SMID Fund assessed $4 and $440 in redemption fees for Class A and Class I shares, respectively. The International Fund assessed $0 and $359 in redemption fees for Class A and Class I shares, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

On May 13, 2026, the Board of Trustees (the “Board”) of Copeland Trust (the “Trust”), including all Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment management agreement (the “Management Agreement”) between the Trust and Copeland Capital Management (“Copeland” or the “Adviser”) with respect to each Fund. The Independent Trustees met separately with independent counsel in advance of the meeting held on May 13, 2026 (the “Meeting”) to discuss the material provided by Copeland. The Board reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Trustees’ fiduciary duties, responsibilities and the factors the Trustees should consider in their evaluation of the Management Agreement; and (2) a report and presentation by Copeland that described, among other things: (a) the nature, extent and quality of the services provided by Copeland to each Fund and the experience and qualifications of the personnel providing those services; (b) its organizational structure, financial information, level of insurance coverage, Form ADV and SOC 1 report; (c) its investment process and the strategy of each Fund; (d) its types of clients and assets under management; (e) its brokerage, soft dollar commission and trade allocation policies, including the types of research and services obtained in connection with soft dollar commissions; (f) the investment performance of each Fund as compared to its applicable benchmark index, Copeland’s other similarly managed accounts as applicable, and relevant peer group; (g) its advisory fee arrangement with each Fund as compared to its relevant peer group and Copeland’s other similarly managed accounts as applicable; (h) the contractual fee and expense waiver arrangement with each Fund; (i) its compliance program to monitor and review investment decisions and to prevent and detect violations of each Fund’s investment policies and limitations, as well as federal securities laws and conflicts of interest assessments, its business continuity and disaster recovery plan and information security system; (j) the costs of the services provided and the profits realized by Copeland from its relationships with each Fund; and (k) the extent to which economies of scale are relevant as each Fund grows, and whether the fee levels reflect these economies of scale to the benefit of shareholders. The Trustees discussed Copeland’s written materials and oral presentation on the Management Agreement, together with information Copeland had provided to the Trustees over the course of the year. In executive session, the Independent Trustees discussed, among other things, the performance of the Funds, expenses, fee levels and waivers, and the Adviser’s profitability and financial strength. In their deliberations, the Trustees did not identify any single factor as determinative or controlling, and different Board members may have given different weight to different individual factors and related conclusions. In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Among the factors considered, the Board examined the nature, extent and quality of services provided to each Fund under the Management Agreement, and the quality of Copeland’s professional portfolio management teams. The Board considered, among other things, its on-going dealings with the Adviser, noting that the Adviser has consistently demonstrated its commitment to the interests of the Trust’s shareholders, provided reasonable communication to the Board and cooperated in all respects with the Board’s requests for information. The Board considered the Trust’s Chief Compliance Officer’s reports on the Adviser’s quarterly compliance certifications. The Board considered the experience and qualifications of each portfolio manager of the Funds. Based on these considerations, the Trustees determined that the Adviser has the capabilities, resources and personnel necessary to manage each Fund and also concluded that they were satisfied with the quality of services provided by Copeland in advising each Fund.

The Board considered the costs of the services provided and the profits realized by the Adviser, as discussed at the Meeting. The Trustees reviewed the relative profitability of each Fund, noting that, while the Funds currently have relatively small asset bases, the Adviser’s overall financial strength and the Funds’ importance to the Adviser’s overall business strategy indicated Copeland’s intent to support the Funds’ continued growth. The Trustees also considered Copeland’s representation that the Funds were an important aspect of the Adviser’s long-term business plan. The Trustees also concluded that the benefits derived by Copeland from managing each Fund, including how it uses soft dollars, and the way in which it conducts portfolio transactions and selects brokers, seemed reasonable.

The Board also considered the management fees and expenses of each Fund. The Board concluded that, based on the information discussed at the Meeting, each Fund’s management fee, taking into account Copeland’s agreement to continue to waive fees and reimburse expenses to limit the expenses of each Fund, was reasonable as compared to the fees of comparable funds, and Copeland’s similarly managed accounts where applicable.

The Board also considered the investment performance of each Fund against its applicable benchmark index and peer group. Based on this information, the Trustees concluded that the year-to-date performance of the Copeland Dividend Growth Fund and Copeland SMID Cap Dividend Growth Fund was higher than its respective benchmark but for all other periods was below the respective benchmark and comparative peer funds, and that the performance for the Copeland International Small Cap Fund since its inception in December 2021 trailed that of the benchmark and comparative peer funds. The Board discussed this performance with the portfolio managers, including the reasons for each Fund’s relative performance as compared to its benchmark index and comparative peer group, as well as performance, where applicable, compared to the Adviser’s separately-managed accounts. The Board concluded that the Management Agreement should be continued for each Fund for an additional one-year period, and that the Board would continue to monitor management’s efforts to improve each Fund’s relative underperformance.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rates as assets grow. The Trustees considered the current asset levels of each Fund and Copeland’s agreement to waive fees and reimburse expenses as a means to limit each Fund’s expenses and concluded that, at the time of the Meeting, the absence of breakpoints was reasonable.

Based upon the Trustees’ deliberations and evaluation of the information described above, the Trustees, and separately all of the Independent Trustees, voted to renew the Management Agreement with respect to each Fund for an additional one-year period.

Investment Adviser
Copeland Capital Management, LLC
161 Washington Street, Suite 1325
Conshohocken, PA 19428

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Legal Counsel
Vedder Price P.C.
1401 New York Avenue, Suite 500
Washington, DC 20005

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Transfer Agent
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Il 60603

How to Obtain Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-9-COPELAND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-888-9-COPELAND.

COPELAND-SA26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Copeland Trust

By	/s/ Mark W. Giovanniello
Mark W. Giovanniello
Principal Executive Officer/President
Date: 08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mark W. Giovanniello
Mark W. Giovanniello
Principal Executive Officer/President
Date: 08/07/2026

By	/s/ Steven J. Adams
Steven J. Adams
Principal Financial Officer/Treasurer
Date: 08/07/2026